Note 2 - Basis of Presentation	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]

2.    Basis of Presentation

a)    Statement of compliance

These consolidated financial statements have been prepared in accordance with IFRS as issued by the International Accounting Board (“IASB”). These consolidated financial statements have been prepared on the basis of IFRS standards that are effective for the Company‘s fiscal year ended June 30, 2021.

b)    Basis of consolidation

The consolidated financial statements of the Company include the accounts of the Company and its wholly owned subsidiaries. On February 21, 2017, the Company acquired Moab Minerals Corp. and its wholly owned subsidiary 1093905 Nevada Corp. Moab Minerals Corp. was incorporated under the British Columbia Business Corporations Act and 1093905 Nevada Corp. was incorporated in the State of Nevada, USA. On March 17, 2017, the Company incorporated California Lithium Ltd. in the State of Nevada, USA. On June 13, 2017, the Company acquired Vernal Minerals Corp. and its wholly owned subsidiary Arkansas Lithium Corp. Vernal Minerals Corp. was incorporated under the British Columbia Business Corporations Act and Arkansas Lithium Corp. was incorporated in the State of Nevada, USA. On December 13, 2018, the Company acquired 2661881 Ontario Limited which was incorporated under the laws of Ontario. On February 3, 2021, the Company incorporated Texas Lithium Holding Corp. in the Province of British Columbia and on February 11, 2021 the Company incorporated its wholly owned subsidiary Texas Lithium Corp. in the State of Nevada, USA.

On June 9, 2021, the Company amalgamated Moab Minerals Corp., Vernal Minerals Corp. and 2661881 Ontario Limited into Standard Lithium Ltd. All significant inter-company balances and transactions have been eliminated upon consolidation.

c)    Functional and presentation currency

Items included in the consolidated financial statements of the Company and its wholly owned subsidiaries are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of the Company and its Canadian subsidiary, Texas Lithium Holding Corp. is the Canadian dollar. The functional currency of 1093905 Nevada Corp., California Lithium Ltd., Arkansas Lithium Corp. and Texas Lithium Corp. is the United States dollar.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of transaction. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are included in profit and loss.

The results and financial position of a subsidiary that has a functional currency different from the presentation currency are translated into the presentation currency as follows:

■    Assets and liabilities are translated at the closing rate at the reporting date;

■    Income and expenses for each income statement are translated at average exchange rates for the period; and

■    All resulting exchange differences are recognised in other comprehensive income as cumulative translation adjustments.

On consolidation, exchange differences arising from the translation of the net investment in foreign entity is taken to accumulated other comprehensive loss. When a foreign operation is sold, such exchange differences are recognized in profit or loss as part of the gain or loss on sale.

d)    Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for financial assets classified as fair value through profit or loss which are stated at their fair value.

In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

e)    Critical accounting estimates and judgments

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities and contingent liabilities as at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Significant accounting judgments that management has made in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements include, but are not limited to:

(i)      Determination of categories of financial assets and financial liabilities

The determination of categories of financial assets and financial liabilities has been identified as an accounting policy involving assessments and judgments made by management.

(ii)     Recoverability of long-lived assets

The application of the Company’s accounting policy for long-lived assets requires judgment in determining whether future economic benefits will flow to the Company, which may be based on assumptions about future events or circumstances. Estimates and assumptions made may change if new information becomes available. If, after expenditures are capitalized, information becomes available suggesting there are indications of impairment, the carrying amount is tested to determine if it exceeds the recoverable amount.

(iii)     Going concern assumption

 As described in Note 1, management uses its judgement in determining whether the Company is able to continue as a going concern.

(iv)     Deferred income taxes

Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable income realized, including the usage of tax planning strategies.

The key sources of estimation uncertainty that have a significant risk of causing material adjustment to the amounts recognized in the financial statements are as follows:

(i)      Share-based payment transactions

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating the fair value for share-based payment transactions are disclosed in Note 11.

(ii)      Impairment calculations

The Company evaluates each long-term asset each reporting period to determine if there are any indications of impairment. If any such indications exist, an estimate of the recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The estimates and assumptions used to estimate the recoverable amount of the long-lived assets are subject to risk and uncertainty and there is the possibility that changes in circumstances will alter these estimates and assumptions.

(iii)     Decommissioning provision

The Company estimates the decommissioning obligations for the Company’s pilot plant. In most instances, removal of assets and remediation occurs many years into the future. Amounts recorded for the decommissioning obligations and related accretion expense require estimates regarding remediation date, future environmental legislation, the extent of reclamation activities required, the engineering methodology for estimating costs, future removal technologies in determining the removal costs, and discount rates to determine the present value of these cash flows.